Note 12 - Warrants (Q2) (2) (Details)	6 Months Ended
Jun. 30, 2020
Warrants [Abstract]
Weighted average contractual term in years	2 years 6 months
Weighted average risk free interest rate	0.47%
Weighted average volatility	107.12%